Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Amounts Included in Balance Sheets	Amounts due to or from related parties on the Consolidated Balance Sheets were measured at the exchange amount and were as follows:

As at	December 31, 2021	December 31, 2020
Due from related parties
Accounts receivable (a)	$7	$5
Due to related parties
Accounts payable (b)	$7	$3
(a)Receivables from joint ventures, affiliates and from a former affiliate of Petrogas.
(b)Payables to a joint venture, affiliates and a former affiliate of Petrogas.

Schedule of Related Party Transactions
The following transactions with related parties have been recorded on the Consolidated Statements of Income for the years ended December 31, 2021 and 2020:

Year Ended December 31	2021	2020
Revenue (a)	$—	$92
Cost of sales (b)	$6	$12
Operating and administrative expenses (c)	$—	$1
Other income (d)	$—	$3
(a)Prior to the disposition of AltaGas' equity interest in ACI (now named TriSummit Utilities Inc.) and the acquisition of Petrogas, in the ordinary course of business, AltaGas sold commodities to TriSummit Utilities Inc. and Petrogas.
(b)In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture as well as incurred costs related to the sale of natural gas liquids to affiliates.
(c)Subsequent to the close of the Petrogas Acquisition, certain operating and administrative expenses were paid on behalf of Petrogas by a former affiliate.
(d)Interest income from loans to Petrogas (secured loan facility) prior to the acquisition of Petrogas.